Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Fuling Global Inc. ("Fuling Global") is a Cayman Islands corporation established on January 19, 2015.

Total Faith Holdings Limited ("Total Faith") is a wholly-owned subsidiary of Fuling Global formed in accordance with laws and regulations of the British Virgin Islands in April 2004.

Fuling Global and its subsidiary Total Faith are holding companies whose only asset, held through a subsidiary, is 100% of the registered capital of Taizhou Fuling Plastics Co., Ltd. ("Taizhou Fuling"), as well as 49% ownership of Domo Industry Inc. ("Domo").

Taizhou Fuling was established in October 1992 under the laws of the People's Republic of China ("China" or "PRC") with initial capital of $0.51 million. After several registered capital increases and capital contributions, the registered capital of Taizhou Fuling was increased to $21.36 million in November 2015.

Taizhou Fuling has three wholly-owned subsidiaries, Direct Link USA LLC ("Direct Link"), Fuling Plastic USA, Inc. ("Fuling USA") and Wenling Changli Import and Export Co., Ltd ("Wenling Changli"), which was established in September 2016 in China. Zhejiang Great Plastics Technology Co., Ltd. ("Great Plastics") was a wholly-owned subsidiary, which was dissolved in October 2019. PT Fuling Food Packaging Indonesia Co., Ltd. ("Fuling Indonesia"), 80% owned by Taizhou Fuling and 20% by Fuling USA, was incorporated in September 2019 in Indonesia.

Direct Link was incorporated in the State of Delaware in December 2011 and serves as an import trading company of Taizhou Fuling in the United States ("U.S."). Fuling USA was incorporated in the Commonwealth of Pennsylvania in May 2014, as a wholly-owned subsidiary of Taizhou Fuling. In 2015 Fuling USA established the Company's first production factory in the U.S., which principally engages in the production of plastic straw items. Prior to the incorporation of Fuling USA, Taizhou Fuling wholly owned another subsidiary incorporated in 2009 in the State of New York, named Fuling Plastics USA Inc. ("Old Fuling USA"). Old Fuling USA served as one of the trading entities of Taizhou Fuling in the U.S. until early 2014 and its business was discontinued and transferred over to the new Fuling USA when the Company decided to set up the new factory in Allentown, Pennsylvania. Old Fuling USA was dissolved on April 8, 2015.

Domo is a U.S. company established in the State of New York in October 2007. Total Faith owns 49% of its equity interest. However, Total Faith holds 2 out of 3 seats and has a majority of the voting rights on the board of directors. The Board of Directors of Domo is the controlling decision-making body with respect to Domo instead of the equity holders. The number of seats in the Board empowers Total Faith the ability to control Domo's daily operations and financial affairs, appoint its senior executives and approve all matters requiring shareholders' approval. In addition, Domo's equity at risk is not sufficient to permit it to carry on its activities without additional subordinated financial support from Total Faith and Domo is highly relying on the financial support from the Company. Total Faith is obligated to absorb a majority of the risk of loss from Domo's activities and to receive majority of Domo's residual returns. Based on these facts, Total Faith has gained effective control over Domo and Domo is considered a Variable Interest Entity ("VIE") under Accounting Standards Codification ("ASC") 810-10-05-08A. Accordingly, Total Faith consolidates Domo's operating results, assets and liabilities.

Fuling Global, Total Faith, Domo, Taizhou Fuling and Taizhou Fuling's subsidiaries (herein collectively referred to as the "Company") are engaged in the production and distribution of plastic and paper serviceware in China, Europe and U.S. Products exported to the U.S. and Europe are primarily sold to major fast food restaurant chains and wholesalers.

On November 22, 2018, Great Plastics signed sales contracts with a third party to sell the land and buildings previously used as one of its manufacturing factories in China (aka, the "Sanmen Factory") for total cash consideration of RMB 40.2 million (approximately US$5.8 million). The Company sold all related machines and equipment to Taizhou Fuling and Zhejiang Great New Materials Co., Ltd. ("Great NM"). Great NM is a company 60% owned by Mr. Qian Hu, 30% owned by Jinxue Jiang, a 5% shareholder and son of Sujuan Zhu, our director, and 10% owned by an immediate family member of a 5% shareholder. The Company dissolved and deregistered Great Plastics in November 2019. Certain prior period amounts of Great Plastics have been reclassified to conform to the current period presentation as discontinued operation. Such reclassifications had no effect on net income or cash flows as previously reported.

On December 11, 2018, Fuling USA signed a service agreement with a Mexican local shelter services company, which provides services of administration, accounting, compliance, import/export, and human resources, etc., for Fuling USA's Mexico operation. The local shelter services company established a shelter company ("Mexico Factory") which is not legally owned by Fuling USA. Fuling USA pays for all the costs and expenses for the operation. According to the agreement, Mexico Factory is obligated to manufacture, assemble and deliver the products to Fuling USA or to whom Fuling USA appoints. Although Fuling USA doesn't legally own the equity interest of Mexico Factory, Fuling USA has the ability to control and manage Mexico Factory's production and operation. In addition, Mexico Factory's equity at risk is not sufficient to permit it to operate without additional subordinated financial support from Fuling USA. Based on these facts, Fuling USA has effective control over Mexico Factory and Fuling USA is the primary beneficiary of Mexico Factory. Based on these facts, Mexico Factory is considered a VIE of Fuling USA under ASC 810-10-05-08A. Accordingly, Fuling USA consolidates Mexico's operating results, assets and liabilities.